Related Party Transactions	12 Months Ended
Feb. 28, 2021
Related Party Transactions [Abstract]
Related Party Transactions
13.	RELATED PARTY TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Group:

Name of related parties	Relationship with the group
Four Seasons Online Education (Cayman) Inc. ("FSOL")	Equity method investee of the Group
Shanghai Fuxi Network Co., Ltd. ("Fuxi Network")	Equity method investee of the Group
Shanghai Jiaxin Travel Agency ("Jiaxin Travel")	Entity controlled by Tian Peiqing, Chairman of the Group
Shanghai Zhendou Technology Co., Ltd. ("Zhendou")	Equity method investee of the Group
Shanghai Jing'an Four Seasons Bridge Club ("Bridge Club")	Equity method investee of the Group
Huangshan Culture Investment Group Co., Ltd. ("Huangshan Culture")	Non-controlling interest shareholder of VIE's subsidiary
Ju Yiming, Liu Wei, Shen Yalin, and Song Ping	Non-controlling interest shareholders of VIE's subsidiaries

The Group entered into the following transactions with its related parties:

	For the year ended
	February 28	February 29	February 28
	2019	2020	2021
	RMB	RMB	RMB	USD
Services provided to related parties
Fuxi Network	225	3,436	2,476	383
Zhendou	53	—	—	—
Total	278	3,436	2,476	383
Purchases of services provided by related parties
Fuxi Network	—	1,702	3,525	545
Zhendou	—	—	24	4
Bridge Club	—	—	222	34
Jiaxin Travel	610	—	—	—
Total	610	1,702	3,771	583
Lease expense to Huangshan Culture (1)	—	53	108	17
Total	—	53	108	17

(1)

In September 2019, the Group entered into two lease contracts with Huangshan Culture Investment Group Co., Ltd., non-controlling interest shareholder of Huangshan Four Seasons Research and Learning Education Development Co., Ltd. The Group recognized an operating lease right-of-use asset of RMB258 and RMB189(US$29), and operating lease liability of RMB207 and RMB141(US$22) as of February 29, 2020 and February 28, 2021, respectively. The operating lease expenses was RMB53 and RMB108(US$17) for the year ended February 29, 2020 and February 28, 2021, respectively.

The following tables present amounts due from and to related parties as of February 29, 2020 and February 28, 2021:

	As of February 29 or 28,
	2020	2021
	RMB	RMB	USD
Amounts due to related parties
Non-controlling interest shareholders of VIE's subsidiaries (1)	1,290	1,390	215
Others	33	105	16
Total	1,323	1,495	231

(1)	The amount represents the loan borrowed from non-controlling interest shareholders, which were non-interest bearing, unsecured, and due on demand.